LONG-TERM INVESTMENTS - Additional Information (Details) $ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
LONG-TERM INVESTMENTS
Equity method investments	$ 11,767	$ 235,434	$ 7,798	$ 222,870		$ 224,042	$ 7,798
Loss on investment				13,497	$ 1,728	17,752	0
Impairment provision of equity method investments								$ 0	$ 0
Equity investments without readily determinable fair values			$ 15,596	15,686		15,652	15,596
Impairment provision of equity investments without readily determinable fair values				0		0
Private equity fund 1
LONG-TERM INVESTMENTS
Percentage of equity interest (as a percent)	12.00%		10.00%
Loss on investment				1,834		0	$ 0
Private equity fund 2
LONG-TERM INVESTMENTS
Percentage of equity interest (as a percent)		16.00%
Loss on investment				$ 11,663		$ 17,752
Newflow Amity Fund I, LP
LONG-TERM INVESTMENTS
Percentage of equity interest (as a percent)							2.75%